Research and Development Revenue (Details) - Schedule of Research and Development Revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,440	$ 7,038	$ 12,769	$ 19,272
BARDA [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,055	6,903	12,018	18,866
Other U.S Governmental Authorities [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 385	$ 135	$ 751	$ 406